RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
19. RELATED PARTY TRANSACTIONS
Purchases from Carrier and its affiliates comprised 62%, 65%, and 60%, of all inventory purchases made during 2024, 2023, and 2022, respectively. At December 31, 2024 and 2023, approximately $204,000 and $100,000, respectively, was payable to Carrier and its affiliates, net of receivables. We also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2024, 2023, and 2022 included approximately $82,000, $110,000, and $97,000, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted on terms equivalent to an arm’s-length
basis in the ordinary course of business.
A member of our Board of Directors is a Senior Chairman of Greenberg Traurig, P.A., which serves as our principal outside counsel for compliance and acquisition-related legal services. During 2024, 2023, and 2022, fees for services performed were $279, $192, and $186, respectively, and $32 and $3 was payable at December 31, 2024 and 2023, respectively.